Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Current assets
Rental deposits	$ 2	$ 1
Security deposits	1	2
Loans to employees	37	42
Prepaid expenses	72	68
Interest accrued and not due	117	89
Withholding taxes and others	158	291
Advance payments to vendors for supply of goods	18	20
Deposit with corporation	236	218
Deferred contract cost	7	12
Other assets	14	6
Current prepayments and other assets	662	749
Non-current assets
Loans to employees	6	5
Security deposits	8	13
Deposit with corporation	9	7
Prepaid gratuity (Refer note 2.11.1)	7	12
Prepaid expenses	17	15
Deferred contract cost	40	44
Withholding taxes and others	219
Rental deposits	26	27
Non-current prepayments and other assets	332	123
Total prepayments and other assets	994	872
Financial assets in prepayments and other assets	$ 456	$ 410